Other current receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Summary of Other Current Receivables

Other current receivables are analysed as follows:

	31/12/23	31/12/22
VAT	2,091	3,051
Receivables from National Institute for Social Security	4,446	3,823
Receivables for share capital reduction	—	3,337
Other	5,681	6,068
Total	12,218	16,279